Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment:
Property, plant and equipment at January 1	€ 2,020,000
Property, plant and equipment at December 31	2,460,000	€ 2,020,000
Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	2,962,000	1,375,000
Additions	886,000	1,469,000
Exchange differences	(96,000)	118,000
Property, plant and equipment at December 31	3,752,000	2,962,000
Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(942,000)	(661,000)
Depreciation charge	(392,000)	(213,000)
Exchange differences	42,000	(68,000)
Property, plant and equipment at December 31	(1,292,000)	(942,000)
Net book value
Property, Plant and Equipment:
Property, plant and equipment at January 1	2,020,000
Property, plant and equipment at December 31	2,460,000	2,020,000
Furniture and office equipment
Property, Plant and Equipment:
Additions	255,000
Furniture and office equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	858,000	661,000
Additions	255,000	143,000
Exchange differences	(33,000)	54,000
Property, plant and equipment at December 31	1,080,000	858,000
Furniture and office equipment | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(563,000)	(430,000)
Depreciation charge	(137,000)	(95,000)
Exchange differences	23,000	(38,000)
Property, plant and equipment at December 31	(677,000)	(563,000)
Furniture and office equipment | Net book value
Property, Plant and Equipment:
Property, plant and equipment at January 1	295,000
Property, plant and equipment at December 31	403,000	295,000
Leasehold improvements | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	555,000	550,000
Additions	184,000	25,000
Transfers		(57,000)
Exchange differences	(35,000)	37,000
Property, plant and equipment at December 31	704,000	555,000
Leasehold improvements | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(229,000)	(170,000)
Depreciation charge	(85,000)	(41,000)
Exchange differences	12,000	(18,000)
Property, plant and equipment at December 31	(302,000)	(229,000)
Leasehold improvements | Net book value
Property, Plant and Equipment:
Property, plant and equipment at January 1	326,000
Property, plant and equipment at December 31	402,000	326,000
Laboratory equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	858,000	164,000
Additions	420,000	667,000
Exchange differences	(28,000)	27,000
Property, plant and equipment at December 31	1,250,000	858,000
Laboratory equipment | Accumulated depreciation
Property, Plant and Equipment:
Property, plant and equipment at January 1	(150,000)	(61,000)
Depreciation charge	(170,000)	(77,000)
Exchange differences	7,000	(12,000)
Property, plant and equipment at December 31	(313,000)	(150,000)
Laboratory equipment | Net book value
Property, Plant and Equipment:
Property, plant and equipment at January 1	708,000
Property, plant and equipment at December 31	937,000	708,000
Assets under construction | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Property, plant and equipment at January 1	691,000
Additions	27,000	634,000
Transfers		57,000
Property, plant and equipment at December 31	718,000	691,000
Assets under construction | Net book value
Property, Plant and Equipment:
Property, plant and equipment at January 1	691,000
Property, plant and equipment at December 31	€ 718,000	€ 691,000